Investments - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Investments [Abstract]
Securities in an unrealized loss position (in number of positions) | position	297	272
Fair value | $	$ 531,621	$ 448,981
Gross unrealized loss | $	$ 27,742	$ 31,696
Securities in a continuous unrealized loss position (in number of positions) | position	207	241
A-rated or better (in number of positions)	86.00%
Below investment grade or not rated (in number of positions)	0.00%